Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade accounts payable	$ 934	$ 1,187
Accrued research and development costs	531	23
Salaries, employment taxes and benefits	596	474
Other accrued liabilities	611	515
Payables and accrued liabilities	$ 2,672	$ 2,199